Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents	$ 120	$ 249
Restricted cash	$ 2		$ 3	$ 12
Restricted Cash, Statement of Financial Position [Extensible Enumeration]	Assets Of Disposal Group Including Discontinued Operation Current		Assets Of Disposal Group Including Discontinued Operation Current	Assets Of Disposal Group Including Discontinued Operation Current
Maximum
Cash Cash Equivalents And Restricted Cash [Line Items]
Restricted cash		$ 1
Restricted Cash, Statement of Financial Position [Extensible Enumeration]		Assets Of Disposal Group Including Discontinued Operation Current
Current Assets Held for Sale
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents	$ 34	$ 34	$ 21	$ 47